Annual Total Returns [BarChart] - iShares Aaa - A Rated Corporate Bond ETF - iShares Aaa - A Rated Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	(2.19%)
Annual Return 2014	6.51%
Annual Return 2015	0.75%
Annual Return 2016	4.24%
Annual Return 2017	5.47%
Annual Return 2018	(2.30%)
Annual Return 2019	12.54%
Annual Return 2020	9.81%